SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Employee Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2023	395,171	5.25	7.9	1
Granted	151,000	8.88	9.7	-
Exercised	171,015	4.84	5.5	-
Forfeited	-	-	-	-

Outstanding at December 31, 2023	375,156	6.49	8.1	2,799

Exercisable at December 31, 2023	119,625	4.68	6.6	1,108